INSURANCE CONTRACTS (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Opening balances on January 1	R$ 378,792,820
Balance on December 31, 2024	419,715,476	R$ 378,792,820
L I C [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1	15,381,960	13,643,591
Costs of providing insurance	42,167,958	40,834,572
Claims incurred and other insurance expenses	42,167,958	40,834,572
Liability adjustments for incurred claims	(119,089)	(13,349)
Financial expenses of insurance contracts	1,524,146	988,659
Changes recognized in other comprehensive income	(33,057)	(365,657)
Estimated cash flows	(41,945,128)	(39,705,856)
Claims and other insurance costs paid	(41,945,128)	(39,705,856)
Balance on December 31, 2024	16,976,790	15,381,960
Estimates of present value of future cash flows [member] | L I C B B A V F A [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1	1,788,775	1,302,911
Costs of providing insurance	4,567,752	5,017,325
Claims incurred and other insurance expenses	4,567,752	5,017,325
Liability adjustments for incurred claims	(116,836)	47,381
Financial expenses of insurance contracts	180,693	113,966
Changes recognized in other comprehensive income	(4,997)	(43,788)
Estimated cash flows	(4,539,440)	(4,649,020)
Claims and other insurance costs paid	(4,539,440)	(4,649,020)
Balance on December 31, 2024	1,875,947	1,788,775
Risk adjustment for non-financial risk [member] | L I C B B A V F A [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1	65,439	71,949
Costs of providing insurance	(7,945)	(8,627)
Claims incurred and other insurance expenses	(7,945)	(8,627)
Liability adjustments for incurred claims
Financial expenses of insurance contracts	8,245	6,708
Changes recognized in other comprehensive income	1,052	(4,591)
Estimated cash flows
Claims and other insurance costs paid
Balance on December 31, 2024	66,791	65,439
Risk adjustment for non-financial risk [member] | L I C P A A [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1	418,375	421,079
Costs of providing insurance	(32,150)	(5,539)
Claims incurred and other insurance expenses	(32,150)	(5,539)
Liability adjustments for incurred claims
Financial expenses of insurance contracts	43,205	30,374
Changes recognized in other comprehensive income	1,901	(27,539)
Estimated cash flows
Claims and other insurance costs paid
Balance on December 31, 2024	431,331	418,375
Insurance contracts other than those to which premium allocation approach has been applied [member] | L I C B B A V F A [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1	1,854,214	1,374,860
Costs of providing insurance	4,559,807	5,008,698
Claims incurred and other insurance expenses	4,559,807	5,008,698
Liability adjustments for incurred claims	(116,836)	47,381
Financial expenses of insurance contracts	188,938	120,674
Changes recognized in other comprehensive income	(3,945)	(48,379)
Estimated cash flows	(4,539,440)	(4,649,020)
Claims and other insurance costs paid	(4,539,440)	(4,649,020)
Balance on December 31, 2024	1,942,738	1,854,214
Insurance contracts other than those to which premium allocation approach has been applied [member] | L I C P A A [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1	13,527,746	12,268,731
Costs of providing insurance	37,608,151	35,825,874
Claims incurred and other insurance expenses	37,608,151	35,825,874
Liability adjustments for incurred claims	(2,253)	(60,730)
Financial expenses of insurance contracts	1,335,208	867,985
Changes recognized in other comprehensive income	(29,112)	(317,278)
Estimated cash flows	(37,405,688)	(35,056,836)
Claims and other insurance costs paid	(37,405,688)	(35,056,836)
Balance on December 31, 2024	15,034,052	13,527,746
Insurance contracts to which premium allocation approach has been applied [member] | L I C P A A [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1	13,109,371	11,847,652
Costs of providing insurance	37,640,301	35,831,413
Claims incurred and other insurance expenses	37,640,301	35,831,413
Liability adjustments for incurred claims	(2,253)	(60,730)
Financial expenses of insurance contracts	1,292,003	837,611
Changes recognized in other comprehensive income	(31,013)	(289,739)
Estimated cash flows	(37,405,688)	(35,056,836)
Claims and other insurance costs paid	(37,405,688)	(35,056,836)
Balance on December 31, 2024	R$ 14,602,721	R$ 13,109,371